Property and Equipment, Net (Details) - Schedule of Property and Equipment Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cost:
Cost	$ 334	$ 140
Less - accumulated depreciation	140	72
Total property and equipment, net	194	68
Computers and software [Member]
Cost:
Cost	204	124
Office furniture and equipment and leasehold improvements [Member]
Cost:
Cost	38	7
Electronic equipment [Member]
Cost:
Cost	20	9
Machines and molds [Member]
Cost:
Cost	$ 72